Exceptional Items - Additional Information (Detail) - USD ($) $ in Millions			3 Months Ended	12 Months Ended
	May 31, 2021	Jun. 01, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Exceptional Items [line items]
Exceptional restructuring charges				$ (172)	$ (157)	$ (170)
Acquisition costs business combinations				(17)	(25)	(23)
Business and asset disposal				(247)	(239)	(50)
NET finance (cost) income				(806)	(1,738)	882
Decrease of income taxes				346	(155)	6
Non-controlling interest on the exceptional items				20	228	108
Impairment of goodwill			$ (2,500)		(2,500)
COVID-19 Costs incurred on account of unforeseen events				(105)	(182)
Disposal group discontinue operations gain loss on disposal of business		$ 1,919
Zenzele Kabili costs				(72)
Exception non cash imapirment charge investment in joint ventures				$ (258)
Carlton United Breweries [Member]
Disclosure of Exceptional Items [line items]
Disposal group discontinue operations gain loss on disposal of business		$ 1,919			$ 1,919
Budweiser APAC [Member]
Disclosure of Exceptional Items [line items]
Fees related to the initial public offering of a minority stake of Budweiser APAC						(117)
Expenses relating to share issuance cost reported in the income statement						(6)
capitalization of share issuance cost in equity						(111)
Stamp Duties In Equity That Are Directly Attributable To The Public Offering						(58)
Brazilian State Tax Regularization Program [Member]
Disclosure of Exceptional Items [line items]
Payment related to Special Value-added Tax (ICMS) Amnesty Program						$ (74)
Zenzele Kabili costs	$ (72)